Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended
	Jan. 25, 2022	Jan. 11, 2022	Mar. 31, 2022	Mar. 10, 2022
Shareholders’ Equity (Details) [Line Items]
Payments (in Dollars)		$ 96
Additional expense (in Dollars)		$ 23
Options granted to director description				Such compensation included the grant of 72,000 options to each such director at an exercise price of $1.43 per share, pursuant to the Company’s 2018 Employee Share Option Plan.
Stock option vest term	3 years			1 year
Grant date	10 years		10 years	10 years
Number of shares options granted (in Shares)	192,000		41,000
Exercise per share (in Dollars per share)	$ 2.18
Share based compensation amount (in Dollars)			$ 3,870
Exercise warrants (in Shares)			645,000
Exercise price per warrant (in Dollars per share)			$ 6
Top of range [member]
Shareholders’ Equity (Details) [Line Items]
Stock option vest term			3 years
Exercise per share (in Dollars per share)			$ 3,970
Bottom of range [member]
Shareholders’ Equity (Details) [Line Items]
Stock option vest term			1 year
Exercise per share (in Dollars per share)			$ 2,180
Options Granted to Service Providers [Member]
Shareholders’ Equity (Details) [Line Items]
Vested grant date				3 years
2018 Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Options granted shares (in Shares)		27,000